Employee Benefit Plans (Schedule of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
Assumptions used calculating benefit obligation, discount rate	4.00%	4.75%	4.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.75%	4.00%	4.40%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.25%	6.35%	7.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			3.00%